Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
General
General
Our Condensed Consolidated Financial Statements are presented in accordance with Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”).
We consolidate all companies in which we have effective control and all VIEs for which we are deemed the Primary Beneficiary (“PB”) under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Unconsolidated investments where we have significant influence are reported using the equity method of accounting.
Our Condensed Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Our interim financial statements have been prepared pursuant to the rules of the U.S. Securities and Exchange Commission (“SEC”) and U.S. GAAP for interim financial reporting, and reflect all adjustments that are necessary to fairly state the results for the interim periods presented. Certain information and footnote disclosures required by U.S. GAAP for complete annual financial statements have been omitted and, therefore, our interim financial statements should be read in conjunction with our Annual Report on Form 20-F for the year ended December 31, 2021, filed with the SEC on March 30, 2022. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of those for a full fiscal year.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Use of estimates
Use of estimates
The preparation of Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangible assets, investment in finance leases, net, investments, trade receivables, notes receivables, deferred tax assets, income tax accruals and maintenance liabilities. Actual results may differ from our estimates under different conditions, sometimes materially.

Reportable segments
Reportable segments
We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial flight equipment.

Total loss write-offs
Total loss write-offs
Total loss write-offs result from the loss of an asset because of an unforeseen event (for example, an airplane crash incident, physical loss by wrongful deprivation, asset seizure, or other loss event). These events may be insured through the lessee’s insurance policies where we are named as the insured, and under our own insurance policies where the lessee’s insurance policy fails to indemnify us. We recognize an insurance receivable to the extent we have a claim from a loss from a total loss write-off event and the likelihood of recovering such loss or portion of the loss is probable at the balance sheet date.
We recognize insurance proceeds in excess of the loss recognized when all contingencies are resolved, which generally occurs when we receive a non-refundable cash payment from the insurers, or when we execute a binding settlement agreement with the insurers where a non-refundable payment will be made.
Unusual or infrequently occurring events or transactions
Unusual or infrequently occurring events or transactions
A material event or transaction that we consider to be unusual in nature or that is expected to occur infrequently, or both, is reported separately in our Condensed Consolidated Income Statements, gross of income taxes.

Future application of accounting standards
Future application of accounting standards:
Reference Rate Reform
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04, Reference Rate Reform (ASC 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASC 848”). ASC 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates.
Under ASC 848 companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in ASC 848 are effective from March 12, 2020 through December 31, 2022 and can be adopted prospectively for any interim period that includes or is subsequent to March 12, 2020. We have not adopted ASC 848 for this interim period and are currently evaluating the adoption impact the standard may have on our financial statements.